CVC - FAIR VALUE MEASUREMENT - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Fair Value Measured on a Recurring Basis - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Prepaid forward contracts | Level II
Assets:
Derivative asset	$ 72,554	$ 52,545	$ 10,956
Liabilities:
Derivative liability	13,706	162,049	13,158
Investment securities pledged as collateral | Level I
Assets:
Investment securities	1,467,781	1,720,357	1,483,030
Money market funds (of which $14,700 is classified as restricted cash as of December 31, 2016) | Level I
Assets:
Cash and cash equivalents	$ 1,121,432	$ 5,949	$ 100,139
Cablevision Systems Corporation And Subsidiaries
Assets:
Investment securities				$ 130
Cablevision Systems Corporation And Subsidiaries | Level I
Assets:
Investment securities				130
Cablevision Systems Corporation And Subsidiaries | Prepaid forward contracts
Assets:
Derivative asset				82,408
Liabilities:
Derivative liability				2,706
Cablevision Systems Corporation And Subsidiaries | Prepaid forward contracts | Level II
Assets:
Derivative asset				82,408
Liabilities:
Derivative liability				2,706
Cablevision Systems Corporation And Subsidiaries | Investment securities pledged as collateral
Assets:
Investment securities				1,211,982
Cablevision Systems Corporation And Subsidiaries | Investment securities pledged as collateral | Level I
Assets:
Investment securities				1,211,982
Cablevision Systems Corporation And Subsidiaries | Money market funds (of which $14,700 is classified as restricted cash as of December 31, 2016)
Assets:
Cash and cash equivalents				922,765
Cablevision Systems Corporation And Subsidiaries | Money market funds (of which $14,700 is classified as restricted cash as of December 31, 2016) | Level I
Assets:
Cash and cash equivalents				$ 922,765